Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
Putnam Retirement Income Fund Lifestyle 2
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Retirement Income Fund Lifestyle 2 seeks current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 25 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 29%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 25 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s asset allocation strategy may be attractive to investors who are in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations between fixed-income and equity investments from time to time within a certain range to try to optimize the fund’s performance consistent with its goal.

The strategic allocation and the range of allowable allocations for the fund are shown below.

Class	Strategic allocation	Range
Equity	30%	0–40%
Fixed-Income	70%	60–100%

We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund, which are other Putnam mutual funds and referred to as underlying funds. We may invest without limit in bonds that are either investment-grade or below investment-grade in quality (sometimes referred to as “junk bonds”) and have short- to long-term maturities. We also invest in other fixed-income securities, such as mortgage-backed investments, and invest in money market securities or affiliated money market or short term investment funds for cash management. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of companies of any size. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments, and, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments.

We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The typical allocation and the range of allowable allocations of the fund’s assets in the underlying funds that we currently expect are shown below.

Underlying fund	Permitted Investments	Typical allocation	Range
Putnam Absolute Return 100 Fund	Fixed-income, derivatives	5%	0–20%
Putnam Absolute Return 300 Fund	Fixed-income, derivatives	12%	0–30%
Putnam Absolute Return 500 Fund	Equities, fixed-income, alternative investments, derivatives	20%	0–40%
Putnam Absolute Return 700 Fund	Equities, fixed-income, alternative investments, derivatives	3%	0–20%

		For purposes of measuring the fund’s allocations to fixed-income and equity investments, we regard Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as fixed-income investments, Putnam Absolute Return 500 Fund as a 50% fixed-income and 50% equity investment, and Putnam Absolute Return 700 Fund as an equity investment. The fund’s remaining assets are invested in other securities, as described above.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

The fund and the underlying funds bear the following risks. Our allocation of assets among asset classes and the underlying funds may hurt performance. The value of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the value of the fund's bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. The value of bond investments is also affected by changing market perceptions of the risk of default. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

		The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund's performance results may not be sustainable.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/13	4.30%
Best calendar quarter Q1 2013	4.84%
Worst calendar quarter Q2 2012	-0.58%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Putnam Retirement Income Fund Lifestyle 2 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.95%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	499
3 years	rr_ExpenseExampleYear03	874
5 years	rr_ExpenseExampleYear05	1,273
10 years	rr_ExpenseExampleYear10	2,388
2012	rr_AnnualReturn2012	8.00%
1 year	rr_AverageAnnualReturnYear01	3.68%
Since inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.95%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
1 year	rr_ExpenseExampleYear01	679
3 years	rr_ExpenseExampleYear03	1,022
5 years	rr_ExpenseExampleYear05	1,493
10 years	rr_ExpenseExampleYear10	2,660
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	722
5 years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 years	rr_ExpenseExampleNoRedemptionYear10	2,660
1 year	rr_AverageAnnualReturnYear01	2.04%
Since inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.95%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
1 year	rr_ExpenseExampleYear01	279
3 years	rr_ExpenseExampleYear03	722
5 years	rr_ExpenseExampleYear05	1,293
10 years	rr_ExpenseExampleYear10	2,845
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	722
5 years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 years	rr_ExpenseExampleNoRedemptionYear10	2,845
1 year	rr_AverageAnnualReturnYear01	6.04%
Since inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.40%	[1]
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.95%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	449
3 years	rr_ExpenseExampleYear03	877
5 years	rr_ExpenseExampleYear05	1,330
10 years	rr_ExpenseExampleYear10	2,585
1 year	rr_AverageAnnualReturnYear01	4.14%
Since inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.95%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	571
5 years	rr_ExpenseExampleYear05	1,039
10 years	rr_ExpenseExampleYear10	2,336
1 year	rr_AverageAnnualReturnYear01	7.64%
Since inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.95%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	416
5 years	rr_ExpenseExampleYear05	779
10 years	rr_ExpenseExampleYear10	$ 1,799
1 year	rr_AverageAnnualReturnYear01	8.15%
Since inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.13%
Since inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.46%
Since inception	rr_AverageAnnualReturnSinceInception	0.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
Since inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011
Putnam Retirement Income Fund Lifestyle 2 | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
Since inception	rr_AverageAnnualReturnSinceInception	10.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2011

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Acquired fund fees and expenses are based on projected net expenses of the underlying funds and assume the fund's typical allocations to the underlying funds described in Investments, risks and performance - Investments and a 4% allocation to Putnam Money Market Fund.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.